Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jul. 31, 2026	Jan. 31, 2026
Segmented Information
Geographical long-lived assets	$ 351,008	$ 345,576
United States
Segmented Information
Geographical long-lived assets	288,739	275,763
Europe, Middle-East and Africa
Segmented Information
Geographical long-lived assets	39,658	44,103
Canada
Segmented Information
Geographical long-lived assets	17,566	20,016
Asia Pacific
Segmented Information
Geographical long-lived assets	$ 5,045	$ 5,694